ENTITY-WIDE DISCLOSURES - Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	$ 988,638	$ 1,073,226
Property, plant and equipment	159,242,923	160,756,328
Right-of-use assets	81,940,220	60,508,354	$ 60,902,362
Intangible assets	166,956,149	151,364,023
Contract asset	13,221,745	13,211,006
Non-current assets	422,349,675	386,912,937
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	700,990	708,440
Property, plant and equipment	73,411,766	81,602,840
Right-of-use assets	33,408,714	10,836,851
Intangible assets	159,344,760	144,213,010
Contract asset	13,221,745	13,211,006
Non-current assets	280,087,975	250,572,147
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	287,648	364,786
Property, plant and equipment	85,831,157	79,153,488
Right-of-use assets	48,531,506	49,671,503
Intangible assets	7,611,389	7,151,013
Contract asset	0	0
Non-current assets	$ 142,261,700	$ 136,340,790